Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2010 December 2010 Plan [Member]	Dec. 31, 2012 June 2012 Plan [Member]	Dec. 31, 2011 April 2011 Plan [Member]	Dec. 31, 2011 October 2011 Plan [Member]	Dec. 31, 2012 December 2012 Plan [Member]
Restructuring reserve activity
Restructuring liability at beginning
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.3	3.1	0.7	2.2	1.8
Cost paid	(1.3)	(3.0)	(0.7)	(2.2)	(0.2)
Restructuring liability at ending		$ 0.1			$ 1.6